CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Revenue - Shipping	$ 340,790	$ 230,537	$ 595,177	$ 477,563
Revenue - Product Services	671,170	813,364	1,255,674	1,428,410
Cost of cargo and delivery expenses - Product Services	(664,208)	(776,701)	(1,104,151)	(1,379,968)
Voyage expenses - Shipping	(75,698)	(89,291)	(134,790)	(182,163)
Vessel operating expenses	(33,183)	(32,030)	(61,719)	(61,717)
Time charter contracts (non-lease components)	(73)	(4,021)	(959)	(8,699)
General and administrative expenses	(31,978)	(17,138)	(50,476)	(37,981)
Charter hire expenses	(8,427)	(739)	(18,592)	(1,006)
Fair value gain/(loss) from equity financial asset	696	(1,172)	696	(1,172)
Finance lease income	228	137	482	308
Other operating expense - net	2,160	(738)	143	(1,576)
Depreciation	(61,068)	(62,586)	(121,336)	(125,710)
Amortisation of intangible assets	(42)	(51)	(102)	(261)
Loss on derecognition of right-of-use assets (vessels)		(732)		(289)
Gain on disposal of vessels				32,051
Operating profit	140,367	58,839	360,047	137,790
Foreign currency exchange gain - net	(1,501)	(927)	(1,379)	(386)
Interest income	1,552	2,005	2,836	4,938
Interest expense	(8,224)	(12,633)	(17,025)	(27,907)
Other finance expenses	(881)	(214)	(1,504)	(598)
Finance expenses - net	(9,054)	(11,769)	(17,072)	(23,953)
Profit before tax	131,313	47,070	342,975	113,837
Income tax expense	6,612	(3,632)	(17,708)	(3,822)
Profit after tax	137,925	43,438	325,267	110,015
Items that will not be reclassified to profit or loss:
Equity investments at FVOCI - fair value gain/(loss)	1,910	1,760	3,090	(5,892)
Items that may be reclassified subsequently to profit or loss:
Cash flow hedges - fair value loss	(15,150)	(2,006)	(29,044)	(2,040)
Cash flow hedges - reclassification to profit or loss	11,711	(2,248)	15,728	(5,763)
Currency translation reserve	(16)	85	(711)	1,281
Other comprehensive loss, net of tax	(1,545)	(2,409)	(10,937)	(12,414)
Total comprehensive income	136,380	41,029	314,330	97,601
Profit attributable to:
Equity holders of the Company	120,129	34,927	284,412	81,010
Non-controlling interests	17,796	8,511	40,855	29,005
Profit after tax	137,925	43,438	325,267	110,015
Total comprehensive income:
Equity holders of the Company	118,587	32,487	273,612	68,360
Non-controlling interests	17,793	8,542	40,718	29,241
Total comprehensive income	$ 136,380	$ 41,029	$ 314,330	$ 97,601
Earnings per share attributable to the equity holders of the Company:
Basic earnings per share (US$ per share)	$ 0.79	$ 0.23	$ 1.88	$ 0.53
Diluted earnings per share (US$ per share)	$ 0.79	$ 0.23	$ 1.87	$ 0.53